SUPPLEMENTAL FINANCIAL INFORMATION Restricted cash reconciliation (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 110	$ 66	$ 6	$ 8	$ 14	$ 28
Restricted Cash, included in other non-current assets	1	2	4	3	$ 1	$ 2
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 111	$ 68	$ 10	$ 11